Risk Report - Credit Risk Management - IFRS 9 4 Model sensitivity on forward-looking information - Parenthetical information (Detail: Text Value) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
IFRS 9 Sensitivities of Forward-Looking Information Group [Abstract]
Group allowance for credit losses	€ 6,200	€ 5,700
Impact on the Group's allowances for credit losses if for all Stage 1 borrowers Deutsche Bank lifetime expected credit losses were recorded	0.34	0.38
Groups allowance for credit losses in Stage 3 for homogeneous portfolios	€ 3,000	€ 2,200
Stage 3: ECL increase if the LGD for all homogeneous portfolios were to increase by 1%	26	22
Thereof in Germany	17	14
Thereof in Italy	5	5
Thereof in Spain	€ 2	€ 2